Credit facility	3 Months Ended
Nov. 30, 2024
Credit facility
Credit facility

8. Credit facility

During the year ended August 31, 2024, the Company had an authorized line of credit of $250,000, renewable annually, bearing interest at prime rate plus 1%, secured by a first ranking movable hypothec of $750,000 on all present and future accounts receivable and inventory. Effective March 31, 2024, the line of credit was not renewed and closed. No amounts were drawn on the line of credit as at November 30, 2024 and as at August 31, 2024.